Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2013
Short-Term Borrowings and Long-Term Debt [Abstract]
Short-Term and Long-Term Borrowings
Short-term borrowings and long-term debt consist of the following at August 31 (in millions):

	2013	2012
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.000% to 8.750%; various maturities from 2015 to 2035	$2	$9
4.875% unsecured notes due 2013, net of unamortized discount and interest rate swap fair market value adjustment (see Note 10)	-	1,305
Unsecured variable rate notes due 2014, net of unamortized discount	550	-
Other	18	5
Total short-term borrowings	$570	$1,319

Long-Term Debt
Short-term borrowings and long-term debt consist of the following at August 31 (in millions):

Long-Term Debt -
1.000% unsecured notes due 2015, net of unamortized discount	$749	$-
1.800% unsecured notes due 2017, net of unamortized discount	998	-
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 10)	994	1,030
3.100% unsecured notes due 2022, net of unamortized discount	1,199	-
4.400% unsecured notes due 2042, net of unamortized discount	496	-
Bridge Facility	-	3,000
Loans assumed through the purchase of land and buildings; various interest rates from 5.000% to 8.750%; various maturities from 2015 to 2035	43	52
	4,479	4,082
Less current maturities	(2)	(9)
Total long-term debt	$4,477	$4,073

September 2012 Debt Issuance
On September 13, 2012, the Company repaid in full all amounts borrowed under the bridge term loan with a portion of the net proceeds from a public offering of $4.0 billion of notes with varying maturities and interest rates, the majority of which are fixed rate.  The following details each tranche of notes issued on September 13, 2012:

Notes Issued (In millions)	Maturity Date	Interest Rate	Interest Payment Dates
$550	March 13, 2014	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points	March 13, June 13, September 13 and December 13; commencing on December 13, 2012
750	March 13, 2015	Fixed 1.000%	March 13 and September 13; commencing on March 13, 2013
1,000	September 15, 2017	Fixed 1.800%	March 15 and September 15; commencing on March 15, 2013
1,200	September 15, 2022	Fixed 3.100%	March 15 and September 15; commencing on March 15, 2013
500	September 15, 2042	Fixed 4.400%	March 15 and September 15; commencing on March 15, 2013
$4,000